FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Fair Value Of Financial Instruments And Impairment
FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT

10. Fair Value of Financial Instruments and Impairment

The Companies use ASC 820, “Fair Value Measurements” (“ASC 820”), to measure the fair value of certain assets and liabilities. ASC 820 provides a framework for measuring fair value in accordance with GAAP, establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and requires certain disclosures about fair value measurements.

The fair value hierarchy is summarized below:

Level 1: Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2: Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

Level 3: Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

The estimated recurring fair values of the Companies' financial instruments at April 30, 2013 and October 31, 2012 are as follows:

	4/30/13		10/31/12
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS:
Cash and cash equivalents	$518,976	$518,976	$702,902	$702,902
Accounts and mortgages receivable	120,319	120,319	143,382	143,382

LIABILITIES:
Accounts payable	217,919	217,919	140,956	140,956
Accrued liabilities	223,586	223,586	311,097	311,097
Debt	$16,775,403	$16,898,378	$16,880,416	$16,988,594

Fair Values were determined as follows:

Cash and cash equivalents, accounts and mortgages receivable, accounts payable and accrued liabilities: The carrying amounts approximate fair value because of the short-term maturity of these instruments.

Debt: The fair value of debt is estimated using discounted cash flows based on current borrowing rates available to the Companies for similar types of borrowing arrangements - Level 2 hierarchy.

As of April 30, 2013, the carrying amount net of prior period impairments for land and land development costs is $19,404,071, less impairment expense of $3,500,000, recorded in the six months ended April 30, 2013 for a revised carrying value of $15,904,071. A 126 unit development project had a carrying value of $4,610,965 which was written down by an impairment charge of $3,500,000. Management reassessed the carrying value of the project following its evaluation of trends in the local real estate market, which management determined were not reflecting the recovery recently experienced nationally. In determining the amount of the impairment, management performed a discounted cash flow analysis based on reduced estimates regarding the timing of unit sales and the prices to be realized. Certain quantitative inputs utilized in the analysis for this impairment are detailed below. The carrying amount net of prior period impairments for land improvements, buildings and equipment is $19,859,880. A reclassification of $515,631 was recorded to both land improvements, buildings and equipment and deferred income due to notification received from the PA Department of Transportation stating the proposed safety rest area project along Interstate 80 has been abandoned. This reclassification had $0 impact on the Combined Statement of Operations. The carrying amount net of prior period impairments for land held for investment is $6,599,468 less impairment expense of $200,000 recorded in the six months ended April 30, 2013 for a revised carrying value of $6,399,468. A certain lot included in land held for investment had a carrying value of $500,431 which was written down by an impairment charge of $200,000. The quoted listing price less selling and closing costs provided by the broker for this 2.9 acre parcel of land was the input used in determining the fair value of this property (Level 2). The carrying amount net of prior period impairments for long-lived assets held for sale as of April 30, 2013 is $1,660,757. The assets of discontinued operations as of April 30, 2013 had a carrying value net of prior period adjustments for impairment of $166,682. There was a total of $3,700,000 impairment expense in the six months ended April 30, 2013.

As part of its ongoing methodology to review the carrying value of certain of its properties, management reviewed the carrying values of the Jack Frost National Golf Course and adjacent land approved for use as a planned residential development. Based on, among other factors, trends in the local real estate market, management has determined it is likely that the carrying value of the properties has been impaired. However, management is currently unable to estimate the amount of the impairment, and is undertaking additional measures to provide such an estimate. Management anticipates that it will complete this process, and that the Company will recognize the applicable impairment loss, if any, during the quarter ended July 31, 2013.

As of October 31, 2012, the carrying amount net of prior period impairments for land and land development costs were $20,359,066 less impairment expense of $7,000 in Fiscal 2012 for a revised carrying value of $20,352,066. A certain lot included in the land and land development costs had a carrying value of $37,394 which was written down in Fiscal 2012 by an impairment charge of $7,000 due to the sale of a similar lot in Fiscal 2012, to its fair value of $30,394. The carrying amount net of prior period impairments for land improvements, buildings and equipment is $21,043,068. There was no impairment expense for land improvements, buildings and equipment in Fiscal 2012. The carrying amount net of prior period impairments for land held for investment is $6,848,390. There was no impairment on land held for investment in Fiscal 2012. The carrying amount net of prior period impairments for long-lived assets held for sale as of October 31, 2012 was $846,174. There was no impairment expense on long-lived assets held for sale in Fiscal 2012. The assets of discontinued operations as of October 31, 2012 had a carrying value net of prior period adjustments for impairment of $230,382 less $63,700 impairment expense in Fiscal 2012, due to a sales agreement signed in September 2012 for this property, for a fair value of $166,682. The overall total impairment in Fiscal 2012 was $70,700. The impairment for long-lived assets held for sale, land and land development costs, land held for investment and assets of discontinued operations was determined using level 2 criteria wherein fair value is determined using significant observable inputs, generally either quoted prices in an active market for similar assets or liabilities or quoted prices in markets that are not active.

The table below summarizes the level of fair value hierarchy in which the fair value measurements resulting in impairment losses during the six month period ending April 30, 2013 are categorized:

		Non-Recurring Fair Value Measurements at the End of the Reporting Period Using ($ in thousands)
	4/30/2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Land and land development costs (a)	$1,111			$1,111	$3,500
Land held for investment (b)	300		300		200
Total nonrecurring fair value measurements	$1,411	$0	$300	$1,111	$3,700

(a) In accordance with Subtopic 360-10, land and land development costs with a carrying value of $4.6 million were written down to their fair value of approximately $1.1 million, resulting in impairment expense of $3.5 million, which was included in the loss for the period.

(b) In accordance with Subtopic 360-10, land held for investment with a carrying value of approximately $500,000 was written down to its fair value of approximately $300,000, resulting in impairment expense of $200,000, which was included in the loss for the period.

The table below summarizes, for the periods indicated, the ranges of certain quantitative unobservable inputs (Level 3) utilized in determining the fair value of the impaired land and land development costs:

Fiscal Year Ending October 31,	Sales price per square ft.	Sales pace per year (in Units)	Discount rate
2015	$147 - $152	9	10%
2016	$153 - $164	25	10%
2017	$165 - $171	34	10%
2018	$172 - $178	32	10%
2019	$179 - $185	17	10%
2020	$186 - $192	3	10%

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT:

   The estimated fair values of the Companies' financial instruments at October 31, 2012 and 2011 are as follows:

	10/31/12		10/31/11
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS:
Cash and cash equivalents	$702,902	$702,902	$589,039	$589,039
Accounts and mortgages receivable	143,382	143,382	160,290	160,290

LIABILITIES:
Accounts payable	140,956	140,956	437,783	437,783
Accrued liabilities	311,097	311,097	415,935	415,935
Amounts due to related parties	0	0	24,792	0
Debt (Discontinued operations and other)	$16,880,416	$16,988,594	$28,123,504	$27,794,385

   Fair Values were determined as follows:

   Cash and cash equivalents, accounts and mortgages receivable, accounts payable and accrued liabilities:  The carrying amounts approximate fair value because of the short-term maturity of these instruments.

   Amounts due to related parties: Estimating the fair value of these instruments is not practicable because the terms of these transactions could not be duplicated in the market.

   Debt: The fair value of debt is estimated using discounted cash flows based on current borrowing rates available to the Companies for similar types of borrowing arrangements.

   As of October 31, 2012, the carrying amount net of prior period impairments for land and land development costs are $20,359,066 less impairment expense of $7,000 in Fiscal 2012 for a revised carrying value of $20,352,066.  A certain lot included in the land and land development costs had a carrying value of $37,394 which was written down by an impairment charge of $7,000 in Fiscal 2012 to its fair value of $30,394.  Prior period impairments on land and land development costs were $1,973,000 in Fiscal 2010.  The carrying amount net of prior period impairments for land improvements, buildings and equipment, net are $21,043,068.  There was no impairment expense for land improvements, buildings and equipment, net in Fiscal 2012.  The carrying amount net of prior period impairments for land held for investment is $6,848,390.  There was no impairment on land held for investment in Fiscal 2012, and prior period impairments were $403,000 in Fiscal 2010.  The carrying amount net of prior period impairments for long-lived assets held for sale as of October 31, 2012 was $846,174.  There was no impairment expense on long-lived assets held for sale in Fiscal 2012.  The prior period impairments on long-lived assets held for sale were $676,652 in Fiscal 2011.  The assets of discontinued operations as of October 31, 2012 have a carrying value net of prior period adjustments for impairment of $230,382 less $63,700 impairment expense in Fiscal 2012 for a fair value of $166,682.  There were $502,000 of prior period impairments on assets of discontinued operations in Fiscal 2011.  The overall total impairment in Fiscal 2012 was $70,700.  The impairment for long-lived assets held for sale, land and land development costs, land held for investment and assets of discontinued operations was determined using level 2 criteria wherein fair value is determined using significant observable inputs, generally either quoted prices in an active market for similar assets or liabilities or quoted prices in markets that are not active.

   As of October 31, 2011, the carrying amount net of prior period impairments for land and land development costs are $20,642,787.  There was no impairment expense on land and land development costs in Fiscal 2011.  Prior period impairments on land and land development costs were $1,973,000 in Fiscal 2010.  The carrying amount net of prior period impairments for land improvements, buildings and equipment, net are $22,438,253.  There was no impairment expense on land improvements, buildings and equipment, net in Fiscal 2011.   The carrying amount net of prior period impairments for land held for investment is $6,848,488 as of October 31, 2011.  There was no impairment on land held for investment in Fiscal 2011, and prior period impairments were $403,000 in Fiscal 2010.  The carrying amount net of prior period impairments for long-lived assets held for sale as of October 31, 2011 was $3,617,799 less impairment expense of $676,651 in Fiscal 2011 for a revised carrying value of $2,941,148.  Certain condominium and duplex units included in the long-lived assets held for sale had a carrying value of $3,678,164 which was written down by an impairment charge of $676,651 in Fiscal 2011 to their fair value of $3,001,513.  The assets of discontinued operations as of October 31, 2011 have a carrying value net of prior period adjustments for impairment of $11,504,270 less $502,000 impairment expense in Fiscal 2011 for a revised carrying value of $11,002,270.  The two ski areas included in the assets of discontinued operations had a carrying value of $9,457,650 which was written down by an impairment charge of $502,000 in Fiscal 2011 to their fair value of $8,955,650.  The overall total impairment in Fiscal 2011 was $1,178,651.  The impairment for long-lived assets held for sale, land and land development costs, land held for investment and assets of discontinued operations was determined using level 2 criteria wherein fair value is determined using significant observable inputs, generally either quoted prices in an active market for similar assets or liabilities or quoted prices in markets that are not active. The impairment in the net investment in direct financing leases was determined with the calculation of the loss generated on the sale of the ski areas on December 15, 2011.